FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company follows FASB ASC Topic 820-10, Fair Value Measurement (“ASC 820-10”), which expands the application of fair value accounting. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure requirements for fair value measurements. ASC 820-10 determines fair value to be the price that would be received for a financial instrument in a current sale, which assumes an orderly transaction between market participants on the measurement date. The financial instruments recorded at fair value on a recurring basis in the Company’s consolidated financial statements are derivative instruments, MSRs and loans held for sale. ASC 820-10 specifies a hierarchy of valuation techniques based on the inputs used in measuring fair value.

In accordance with ASC 820-10, the inputs used to measure fair value are summarized in the three broad levels listed below:

•Level I-Quoted prices in active markets for identical assets or liabilities.

•
Level II-Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

•
Level III-Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

GAAP requires disclosure of fair value information about financial instruments, whether or not recognized in the financial statements, for which it is practical to estimate the value. In cases where quoted market prices are not available, fair values are based upon the application of discount rates to estimated future cash flows using market yields, or other valuation methodologies. Any changes to the valuation methodology will be reviewed by the Company’s management to ensure the changes are appropriate. The methods used may produce a fair value calculation that is not indicative of net realizable value or reflective of future fair values.  Furthermore, while the Company anticipates that the valuation methods are appropriate and consistent with other market participants, the use of different methodologies, or assumptions, to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. The Company uses inputs that are current as of the measurement date, which may fall within periods of market dislocation, during which price transparency may be reduced.

Financial Instruments Reported at Fair Value

The Company has certain assets and liabilities that are required to be recorded at fair value on a recurring basis in accordance with GAAP. Financial instruments reported at fair value in the Company’s consolidated financial statements include MSRs, MSR purchase commitments, loan commitments, forward sale commitments and loans held for sale. Summarized financial information for the discontinued Mortgage Banking segment is shown in Note 17 included in these consolidated financial statements, which includes the financial instruments noted above.

The following table summarizes the levels in the fair value hierarchy into which the Company’s financial instruments were categorized as of December 31, 2015 and 2014 ($ in thousands):

	Fair Value as of December 31, 2015
	Level I	Level II	Level III	Total
Loans held for sale	$—	$30,612	$—	$30,612
Mortgage servicing rights	—	—	61,800	61,800
Derivative assets:
Loan commitments	—	—	8,450	8,450
Forward sale commitments	—	—	25	25
MSR purchase commitment	—	—	330	330
Derivative liabilities:
Forward sale commitments	—	—	(1,868)	(1,868)

	Fair Value as of December 31, 2014
	Level I	Level II	Level III	Total
Loans held for sale	$—	$203,006	$—	$203,006
Mortgage servicing rights	—	—	58,889	58,889
Derivative assets:
Loan commitments	—	—	3,082	3,082
Forward sale commitments	—	—	116	116
Derivative liabilities:
Forward sale commitments	—	—	(1,528)	(1,528)

There were no transfers between the levels as of December 31, 2015 and 2014. Transfers between levels are recognized based on the fair value of the financial instrument at the beginning of the period.

Loan commitments and forward sale commitments are valued based on a discounted cash flow model that incorporates changes in interest rates during the period. The MSRs and the MSR purchase commitment are valued based on discounted cash flow models that calculate the present value of estimated future net servicing income. The model considers contractually specified servicing fees, prepayment assumptions, delinquency rates, late charges, other ancillary revenue, costs to service and other economic factors. The loans held for sale are valued based on discounted cash flow models that incorporate quoted observable prices from market participants. The valuation of derivative instruments are determined using widely accepted valuation techniques, including market yield analyses and discounted cash flow analysis on the expected cash flows of each derivative.

The following table summarizes the significant unobservable inputs the Company used to value financial instruments categorized within Level III as of December 31, 2015 ($ in thousands):

			Unobservable Input
	Fair	Primary			Weighted
Asset Category	Value	Valuation Technique	Input	Range	Average
Mortgage servicing rights	$61,800	Discounted cash flow	Discount rate	8 - 14%	11.1%
Loan commitments and forward sale commitments	6,607	Discounted cash flow	Discount rate	8 - 12%	8.2%
MSR purchase commitment	330	Discounted cash flow	Discount rate	8%	8.0%

The following table summarizes the significant unobservable inputs the Company used to value financial instruments categorized within Level III as of December 31, 2014 ($ in thousands):

			Unobservable Input
	Fair	Primary			Weighted
Asset Category	Value	Valuation Technique	Input	Range	Average
Mortgage servicing rights	$58,889	Discounted cash flow	Discount rate	8 - 14%	11.4%
Loan commitments and forward sale commitments	1,670	Discounted cash flow	Discount rate	8 - 8%	8.0%

The tables above are not intended to be all-inclusive, but instead are intended to capture the significant unobservable inputs relevant to the Company’s determination of fair values. Changes in market yields, discount rates or EBITDA multiples, each in isolation, may have changed the fair value of the financial instruments. Generally, an increase in market yields or discount rates or a decrease in EBITDA multiples may have resulted in a decrease in the fair value of the financial instruments.

The Company’s management is responsible for the Company’s fair value valuation policies, processes and procedures related to Level III financial instruments. The Company’s management reports to the Company’s Chief Financial Officer, who has final authority over the valuation of the Company’s Level III financial instruments.

The following table summarizes the change in derivative assets and liabilities classified as Level III related to mortgage banking activities as of and for the years ended December 31, 2015 and 2014 ($ in thousands):

Balance at December 31, 2013	$3,527
Settlements	(8,893)
Realized gains (losses) recorded in net income (1)	5,366
Unrealized gains (losses) recorded in net income (1)	1,670
Balance at December 31, 2014	$1,670
Settlements	(23,675)
Realized gains (losses) recorded in net income (1)	22,005
Unrealized gains (losses) recorded in net income (1)	6,937
Balance at December 31, 2015	$6,937

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(1)
Realized and unrealized gains (losses) from derivatives are included within gains from mortgage banking activities for the years ended December 31, 2015, 2014 and 2013 in the reconciliation of net income from discontinued operations held for sale, net of income taxes. See Note 17 included in these consolidated financial statements for more information.

See Note 4 included in these consolidated financial statements for the changes in MSRs that are classified as Level III.

As of December 31, 2015 and 2014, the carrying values and fair values of the Company’s financial assets and liabilities recorded at cost are as follows ($ in thousands):

		As of December 31,
		2015		2014
	Level in Fair Value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Loans held for investment	3	$1,174,391	$1,180,421	$1,462,584	$1,472,891
Financial liabilities:
Secured funding agreements	2	$522,775	$522,775	$552,799	$552,799
Warehouse lines of credit	2	24,806	24,806	193,165	193,165
Secured term loan	2	69,762	75,000	—	—
Convertible notes	2	—	—	67,414	69,000
Commercial mortgage-backed securitization debt (consolidated VIE)	3	61,815	61,856	217,495	219,043
Collateralized loan obligation securitization debt (consolidated VIE)	3	192,528	193,419	305,734	308,703

The carrying values of cash and cash equivalents, restricted cash, interest receivable, due to affiliate liability and accrued expenses approximate their fair values due to their short-term nature.

Loans held for investment are recorded at cost, net of unamortized loan fees and origination costs and net of an allowance for loan losses. The Company may record fair value adjustments on a nonrecurring basis when it has determined that it is necessary to record a specific reserve against a loan and the Company measures such specific reserve using the fair value of the loan’s collateral. To determine the fair value of the collateral, the Company may employ different approaches depending on the type of collateral. The Financing Agreements, convertible notes, CMBS debt and collateralized loan obligation ("CLO") debt are recorded at outstanding principal, which is the Company’s best estimate of the fair value.